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            Annual Notice of Securities Sold Pursuant to Rule 24F-2
                                              ________________________________
               UNITED STATES                  |        OMB APPROVAL           |
     SECURITIES AND EXCHANGE COMMISSION       |-------------------------------|
           Washington, D.C. 20549             | OMB Number:        3235-0456  |
                                              | Expires:     August 31, 2000  |
                FORM 24F-2                    | Estimated average burden      |
     Annual Notice of Securities Sold         | hours per response . . . . 1  |
          Pursuant to Rule 24f-2              |_______________________________|

             Read instructions at end of Form before preparing Form.

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| 1.    Name and address of issuer:   State Street Research Securities Trust   |
|                                     One Financial Center                     |
|                                     Boston, MA 02111                         |
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| 2.    The name of each series or class of securities for which this Form     |
|       is filed (If the Form is being filed for all series and classes of     |
|       securities of the issuer, check the box but do not list series or      |
|       classes):            [X]                                               |
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| 3.    Investment Company Act File Number:   811-8322                         |
|                                                                              |
|       Securities Act File Number:    33-74628                                |
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| 4(a). Last day of fiscal year for which this Form is filed:  April 30, 2004  |
|                                                                              |
|                                                                              |
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| 4(b). [ ]     Check box if this Form is being filed late (i.e. more than     |
|               90 calendar days after the end of the issuer's fiscal year).   |
|               (See Instruction A.2)                                          |
|                                                                              |
|               Note: If the Form is being filed late, interest must be        |
|                     paid on the registration fee due.                        |
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| 4(c). [ ]     Check box if this is the last time the issuer will be filing   |
|               this Form.                                                     |
|                                                                              |
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| 5.     Calculation of registration fee:                                      |
|                                                                              |
|        (i)    Aggregate sale price of securities sold                        |
|               during the fiscal year pursuant to                             |
|               section 24(f):                                    $ 19,174,368 |
|                                                                 ------------ |
|                                                                              |
|        (ii)   Aggregate price of securites redeemed   $ 11,910,012           |
|               or repurchased during the fiscal year:  ------------           |
|                                                                              |
|        (iii)  Aggregate price of securities redeemed                         |
|               or repurchased during any prior fiscal                         |
|               year ending no earlier than October 11,                        |
|               1995 that were not previously used to                          |
|               reduce registration fees payable to the $ 98,986,202           |
|               Commission:                             ------------           |

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|                                                                              |
|        (iv)   Total available redemption credits               $ 110,896,214 |
|               [add Items 5(ii) and 5(iii)]:                    ------------- |
|                                                                              |
|        (v)    Net sales -- if Item 5(i) is greater                           |
|               than Item 5(iv) [subtract Item 5(iv)             $           0 |
|               from Item 5(i)]:                                 ------------- |
|      _____________________________________________________________           |
|      | (vi)   Redemption credits available for use in             |          |
|      |        future years -- if Item 5(i) is less                |          |
|      |        than Item 5(iv) [subtract Item 5(iv)  $(91,721,846) |          |
|      |        from Item 5(i)]:                       -----------  |          |
|      --------------------------------------------------------------          |
|                                                                              |
|        (vii)  Multiplier for determining registration        X     .0001267  |
|               fee (See Instruction C.9):                       ------------- |
|                                                                              |
|        (viii) Registration fee due [multiply Item 5(v)                       |
|               by Item 5(vii)] (enter "0" if no fee is        = $           0 |
|               due):                                            ------------- |
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| 6.     Prepaid Shares                                                        |
|                                                                              |
|        If the response to Item 5(i) was determined by deducting an amount    |
|        of securities that were registered under the Securities Act of 1933   |
|        pursuant to rule 24e-2 as in effect before October 11, 1997, then     |
|        report the amount of securities (number of shares or other units)     |
|        deducted here: ___________. If there is a number of shares or other   |
|        units that were registered pursuant to rule 24e-2 remaining unsold    |
|        at the end of the fiscal year for which this form is filed that are   |
|        available for use by the issuer in future fiscal years, then state    |
|        that number here: _____________.                                      |
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| 7.     Interest due -- if this Form is being filed more than 90 days after   |
|        the end of the issuer's fiscal year (see Instruction D):              |
|                                                              + $           0 |
|                                                                ------------- |
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| 8.     Total of the amount of the registration fee due plus any interest     |
|        due [line 5(viii) plus line 7]:                       = $           0 |
|                                                                ------------- |
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| 9.     Date the registration fee and any interest payment was sent           |
|        to the Commission's lockbox depository:                               |
                                                                               |
|                                                                              |
|               Method of Delivery:                                            |
|                                                                              |
|                                 [ ] Wire Transfer                            |
|                                 [ ] Mail or other means                      |
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Edward T. Gallivan, Jr.
                                  --------------------------------------------

                                  Edward T. Gallivan, Jr., Assistant Treasurer
                                  --------------------------------------------

Date      July 28, 2004
     -----------------------

  *Please print the name and title of the signing officer below the signature.